Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of Principal Activities	As of December 31, 2023, the Company’s subsidiaries are as follows:
Entity Name	Registered Location	Percentage of ownership	Date of incorporation	Principal activities
康复国际医疗有限公司 Kang Fu International Medical Co., Limited (“Kang Fu”)	Hong Kong	100% by Meihua	October 13, 2015	Investment holding
扬州华达医疗器械有限公司 Yangzhou Huada Medical Equipment Co., Ltd. (“Huada”)	Yangzhou	100% by Kang Fu	December 24, 2001	Medical Equipment Sales
江苏亚达科技集团有限公司 Jiangsu Yada Technology Group Co., Ltd. (“Yada”)	Yangzhou	100% by Huada	December 5, 1991	Medical Equipment Sales
江苏华东医疗器械实业有限公司 Jiangsu Huadong Medical Device Industry Co., Ltd. (“Huadong”)	Yangzhou	100% by Yada	November 18, 2000	Medical Equipment Sales
扬州光辉医疗科技有限公司 Yangzhou Guanghui Medical Technology Co., Ltd. (“Guanghui”)*	Yangzhou	100% by Huadong	December 22, 2020	Medical Equipment Sales
海南国械医疗科技有限公司 Hainan GuoxieTechnology Group Co. Ltd. (“Hainan Guoxie”)	Hainan	55% by Kang Fu	October 07,2021	Medical Equipment Sales
海南瑞营科技有限公司 Hainan Ruiying technology Co., Ltd. (“Hainan Ruiying”)	Hainan	51% by Huadong	October 25, 2023	Medical Equipment Sales
*	Guanghui is a subsidiary wholly owned by Huadong and was established in Yangzhou, China on December 22, 2020 with a registered capital of RMB1,000,000. Guanghui was dissolved on June 1, 2023.